SEGMENTED INFORMATION - Schedule of Long-Lived Assets by Country (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Plant, Property and Equipment	$ 75,940	$ 70,182
Canada
Segment Reporting Information [Line Items]
Plant, Property and Equipment	27,232	24,890
United States
Segment Reporting Information [Line Items]
Plant, Property and Equipment	43,505	39,335
Mexico
Segment Reporting Information [Line Items]
Plant, Property and Equipment	$ 5,203	$ 5,957